Property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total	$ 66,178,207	$ 56,379,907
Accumulated depreciation	(28,063,724)	(23,994,047)	$ (16,750,788)
Property and equipment, net	38,114,483	32,385,860
Depreciation expense	4,908,299	5,350,256	5,093,038
Corporate aircraft (Note 12) [Member]
Property, Plant and Equipment [Line Items]
Total	37,494,502	39,382,367
Amortization expense related to the corporate aircraft capital lease	2,582,340	2,613,008	2,461,283
Accumulated amortization expense related to the corporate aircraft capital lease	13,238,949	11,375,747	$ 8,175,540
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	5,109,037	5,210,349
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	12,580,384	11,787,191
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Total	$ 10,994,284	$ 0